                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05597

              Morgan Stanley Municipal Income Opportunities Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: November 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the six months ended November 30, 2007

MARKET CONDITIONS

Contagion from the troubled subprime mortgage sector led to an illiquid and volatile market that persisted throughout the reporting period, causing investors to become increasingly risk averse. As a result, demand for high-yielding, lower-rated bonds waned, prices declined, and credit spreads widened. This was a complete reversal from earlier in 2007 when demand for higher-yielding securities was strong and spreads were unusually tight. The challenging environment fueled a flight to quality that led Treasury bonds to outperform all other sectors of the fixed income market.

In an effort to help ease the liquidity and credit crunch, the Federal Open Market Committee (the "Fed") elected to cut the target federal funds rate by 50 basis points in September and another 25 basis points in October, bringing the rate to 4.50 percent. Although this intervention helped stabilize the market somewhat and enhance liquidity, market conditions overall remained difficult and municipal bonds continued to underperform Treasuries. As a result, the 30-year municipal-to-Treasury ratio, which measures the relative attractiveness of these two sectors, rose from 85 percent at the start of the reporting period to 98 percent at the end of the period, indicating that municipals underperformed Treasuries while at the same time becoming cheaper (more attractive) on a relative basis.

In general, municipal bond yields ended the period higher, but most of the yield increases occurred in the intermediate-to-long maturity portion of the high yield sector. Representative yields on 30-year AAA rated municipal bonds rose from 4.25 percent on May 31, 2007 to 4.32 percent by the end of November. Short-term municipal bond yields, however, ended the period lower with yields on one-year bonds falling from 3.63 percent to 3.20 percent. Accordingly, the spread between long-term and short-term yields, which began the period at 62 basis points, widened to 112 basis points by the end of the period, causing the slope of the municipal yield curve to steepen.

PERFORMANCE ANALYSIS

For the six-month period ended November 30, 2007, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust (OIA) decreased from $8.28 to $7.76 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.2575 per share, the Fund's total NAV return was -3.43 percent. OIA's value on the New York Stock Exchange (NYSE) moved from $9.68 to $7.66 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was -18.46 percent. OIA's NYSE market price was at a
1.29 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 6,400 shares of common stock at a weighted average market discount of 4.34 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2007, declared in September, decreased from $0.045 to $0.03875 per share. The dividend reflects the current level of the Fund's net investment income. OIA's level of undistributed net investment income was $0.05 per share on November 30, 2007 versus $0.08 per share six months earlier.(1)

The Fund invests primarily in higher yielding municipal bonds. Given the relative outperformance of the investment-grade segment of the market during the period, the Fund's high-yield allocation detracted from performance. We slightly increased the Fund's exposure to these below-investment-grade and non-rated bonds during the period as widening spreads created a unique opportunity to invest at very attractive values, a strategy which we believe may ultimately prove beneficial to the Fund's performance over time. The Fund's exposure to the single family housing and tobacco sectors also detracted from overall performance. These were among the hardest hit sectors of the market during the period and the considerable spread widening that occurred in each dampened performance. We did, however, modestly reduce the Fund's holdings in single family housing bonds during the period. Conversely, the Fund's pre-refunded* holdings, representing approximately 8 percent of net assets as of the end of the period, contributed positively to performance. These shorter maturity securities did not experience the sell off that longer maturity bonds did as the yield curve steepened.

Overall, the Fund's investments remained well-diversified across a broad range of municipal market sectors. As of the end of the period, life care, industrial development revenue/pollution control revenue (IDR/PCR), and hospital bonds represented the Fund's largest sector weightings.

OIA's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.


--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* Pre-refunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue on its first call date.

TOP FIVE SECTORS
Life Care                          24.3%
IDR/PCR*                           14.3
Hospital                           10.0
Refunded                            7.8
Housing                             7.3




LONG-TERM CREDIT ANALYSIS
Aaa/AAA                             2.5%
Aa/AA                               5.3
Baa/BBB                            16.1
Ba/BB or Less                      10.1
NR                                 66.0


* Industrial Development/Pollution Control Revenue

Data as of November 30, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY

(% of Long-Term Portfolio) As of November 30, 2007

WEIGHTED AVERAGE MATURITY: 21 YEARS(A)


0-5                                          13
6-10                                          6
11-15                                         3
16-20                                        14
21-25                                        17
26-30                                        35
31+                                          12



(a) Where applicable maturities reflect mandatory tenders, puts and call dates.

    Portfolio structure is subject to change.

       Summary of Investments by State Classification as of November 30, 2007

Florida.............  14.0% Tennessee......  2.3% North Carolina.....................    1.0%
Pennsylvania........   8.6  Virginia.......  2.3  Indiana............................    0.7
California..........   7.6  Maryland.......  2.2  Alabama............................    0.7
New York............   7.4  Hawaii.........  2.1  Idaho..............................    0.7
Missouri............   6.5  Iowa...........  1.9  Washington.........................    0.6
Illinois............   5.8  Connecticut....  1.8  Alaska.............................    0.5
Texas...............   5.5  Michigan.......  1.7  District of Columbia...............    0.2
                                                                                       -----
New Jersey..........   5.5  Minnesota......  1.5  Total Long Term Investments*.......  104.5
New Hampshire.......   5.0  South            1.4  Short-Term Investment..............    0.2
                            Carolina.......
Colorado............   4.0  Nevada.........  1.3  Liability for Floating Rate Note
Ohio................   3.1  Georgia........  1.2  Obligations........................  (6.6)
Massachusetts.......   2.7  North Dakota...  1.2  Other Assets in Excess of              1.9
                                                  Liabilities........................  -----

Arizona.............   2.5  Vermont........  1.0  Net Assets.........................  100.0%
                                                                                       =====




---------
* Does not include open short futures contracts with underlying face amount of $3,046,875 with unrealized appreciation of $13,741.

CALL AND COST (BOOK) YIELD STRUCTURE

(Based on Long-Term Portfolio) As of November 30, 2007

YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS


2007(a)                                       0
2008                                         14
2009                                          7
2010                                          3
2011                                          8
2012                                          6
2013                                          7
2014                                          5
2015                                         14
2016                                         15
2017+                                        21




COST (BOOK) YIELD(C) -- WEIGHTED AVERAGE BOOK YIELD: 6.6%


2007(a)                                    10.3
2008                                        7.2
2009                                        6.3
2010                                        7.0
2011                                        7.1
2012                                        6.6
2013                                        6.7
2014                                        6.2
2015                                        7.0
2016                                        6.0
2017+                                       6.1




(a) May include issues initially callable in previous years.

(b) Less than 1%.

(c) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 10.3% on 0% of the long-term portfolio that is callable in 2007.

    Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)


  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
-------------------------------------------------------------------------------------------
              Tax-Exempt Municipal Bonds (104.5%)

              Alabama (0.7%)
  $  1,000    Colbert County - Northwest Health Care
                Authority, Helen Keller Hospital Ser
                2003....................................    5.75 %  06/01/27   $  1,019,250
                                                                               ------------

              Alaska (0.5%)
     1,000    Northern Tobacco Securitization
                Corporation, Asset Backed Ser 2006 A....    5.00    06/01/46        829,270
                                                                               ------------

              Arizona (2.5%)
       800    Pima County Arizona Industrial Development
                Authority, Water & Wastewater Ser 2007
                (AMT)...................................    6.55    12/01/37        793,560
     2,900    Salt Verde Financial Corp Ser 2007 @@.....    5.25    12/01/24      2,967,324
                                                                               ------------
                                                                                  3,760,884
                                                                               ------------
              California (7.6%)
     1,955    California County Tobacco Securitization
                Agency, Gold County Settlement Funding
                Corp Ser 2006...........................    0.00    06/01/33        346,152
       500    California Housing Finance Agency, RITES
                PA 1417 Ser 2006 (AMT)..................    6.417## 08/01/31        394,590
       500    California Housing Finance Agency, RITES
                PA 1417 Ser 2006 (AMT)..................    6.567## 08/01/36        367,940
     2,000    California Statewide Community - Baptist
                University - Ser 2007 A.................    5.50    11/01/38      1,943,480
     4,000    Golden State Tobacco Securitization
                Corporation, Asset Backed Refg Ser 2007
                A-1@@...................................    5.125   06/01/47      3,385,780
     2,000    Sacramento Financing Authority, Convention
                Center Hotel 1999 Ser A.................    6.25    01/01/30      1,999,620
     1,000    Santa Ana Unified School District
                Community Facilities, District # 2004-1,
                Central Park Ser 2005...................    5.10    09/01/35        905,820
     1,000    San Diego County, San Diego Natural
                History Museum COPs.....................    5.70    02/01/28        963,840
     1,000    San Marcos Community Facilities District #
                2002-01, University Commons Ser 2004....    5.95    09/01/35      1,007,490
    13,000    Silicon Valley Tobacco Securitization
                Authority, Santa Clara Tobacco
                Securitization Corp Ser 2007 C..........    0.00    06/01/56        349,700
                                                                               ------------
                                                                                 11,664,412
                                                                               ------------
              Colorado (4.0%)
        25    Colorado Housing & Finance Authority, 1996
                Ser B-1 (AMT)...........................    7.65    11/01/26         25,432
       340    Colorado Housing & Finance Authority, Ser
                1998 D-2 (AMT)..........................    6.35    11/01/29        356,068
     1,000    Colorado Health Facilities Authority,
                Christian Living Communities Ser 2006
                A.......................................    5.75    01/01/37        962,420
     1,000    Copperleaf Metropolitan District # 2 Ser
                2006....................................    5.95    12/01/36        862,150

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
-------------------------------------------------------------------------------------------
  $  2,000    Elk Valley Public Improvement Corporation
                Ser 2001 A..............................    7.35 %  09/01/31   $  2,072,660
     2,000    Northwest Metropolitan District #3 Ser
                2005....................................    6.25    12/01/35      1,800,060
                                                                               ------------
                                                                                  6,078,790
                                                                               ------------
              Connecticut (1.8%)
     2,000    Georgetown Special Taxing District Ser
                2006 A (a)..............................    5.125   10/01/36      1,728,220
     1,000    Mashantucket (Western) Pequot Tribe,
                Special 1997 Ser B (a)..................    5.75    09/01/27      1,000,310
                                                                               ------------
                                                                                  2,728,530
                                                                               ------------
              District of Columbia (0.2%)
       260    Metropolitan Washington Airports
                Authority, District of Columbia &
                Virginia, CaterAir International Corp
                Ser 1991 (AMT)++........................   10.125   09/01/11        260,291
                                                                               ------------

              Florida (14.0%)
       500    Alachua County Florida Industrial
                Development, North Florida Retirement
                Village Ser 2007........................    5.25    11/15/17        481,595
       800    Alachua County Florida Industrial
                Development, North Florida Retirement
                Village Ser 2007........................    5.875   11/15/36        784,160
     2,000    Beacon Lakes, Community Development
                District Ser 2003 A.....................    6.90    05/01/35      2,011,660
       960    Bellalago Educational Facilities Benefits
                District, Bellalago Charter School Ser
                2004 B..................................    5.80    05/01/34        961,219
     3,550    Escambia County, Pensacola Care
                Development Centers Ser 1989............   10.25    07/01/11      3,559,798
       820    Escambia County, Pensacola Care
                Development Centers Ser 1989 A..........   10.25    07/01/11        822,263
     1,000    Fiddler's Creek Community Development
                District #1 Ser 2005....................    6.00    05/01/38        908,930
       500    Fountainbleau Lakes Florida Community
                Development District Ser 2007 B (a).....    6.00    05/01/15        477,660
       750    Grand Bay at Doral Community Development
                District Ser 2007 A.....................    6.00    05/01/39        672,952
     1,000    Lee County Florida Industrial Development
                Authority Ser 2007 A....................    5.375   06/15/37        896,870
     1,415    Mid-Bay Bridge Authority Development
                District Sr Lien Crossover Refg Ser 1993
                A (AMBAC Insd)..........................    5.85    10/01/13      1,498,754
     1,000    Midtown Miami Community Development
                District, Parking Garage Ser 2004 A.....    6.25    05/01/37        934,550
       500    Orange County Health Facilities Authority,
                Orlando Lutheran Towers, Inc Ser 2005*..    5.70    07/01/26        487,125
     2,000    Orange County Health Facilities Authority,
                Orlando Lutheran Towers, Inc Ser 2007...    5.50    07/01/32      1,877,060
     1,000    Orange County Health Facilities Authority,
                Westminister Community Care Services Inc
                Ser 1999................................    6.75    04/01/34      1,023,410
     1,000    Pinellas County Health Facilities
                Authority, Oaks of Clearwater Ser 2004..    6.25    06/01/34      1,040,750
       980    Renaissance Commons Community Development
                District, 2005 Ser A....................    5.60    05/01/36        859,999
       500    Split Pine Community Development District
                Ser 2007 A..............................    5.25    05/01/39        404,525

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
-------------------------------------------------------------------------------------------
  $  1,000    St Johns County Industrial Development
                Authority, Glenmoor Ser 1999 A..........    8.00 %  01/01/10+  $  1,110,590
       600    Tolomato Community Development District,
                Special Assessment Ser 2007.............    6.55    05/01/27        593,148
                                                                               ------------
                                                                                 21,407,018
                                                                               ------------
              Georgia (1.2%)
     2,000    Atlanta, Georgia, Eastside Ser 2005 B.....    5.60    01/01/30      1,909,020
                                                                               ------------

              Hawaii (2.1%)
     1,000    Hawaii Department of Budget & Finance,
                Kahala Nui 2003 Ser A...................    8.00    11/15/33      1,128,550
     2,000    Hawaii Department of Budget & Finance,
                Kuakini Health Ser 2002 A...............    6.375   07/01/32      2,090,120
                                                                               ------------
                                                                                  3,218,670
                                                                               ------------
              Idaho (0.7%)
     1,000    Idaho Health Facilities Authority, Valley
                Vista Care Corp Refg Ser 2007...........    6.125   11/15/27      1,007,000
                                                                               ------------

              Illinois (5.8%)
     1,000    Bolingbrook Sales Tax Ser 2005............    0.00@   01/01/24      1,032,080
     2,000    Chicago, Lake Shore East Ser 2002.........    6.75    12/01/32      2,089,960
     1,000    Illinois Finance Authority, Landing at
                Plymouth Ser 2005 A.....................    6.00    05/15/37        983,680
     1,000    Illinois Finance Authority, Luther Oaks
                Ser 2006 A..............................    6.00    08/15/39        981,120
     1,650    Illinois Finance Authority, Montgomery
                Place Ser 2006 A........................    5.75    05/15/38      1,581,442
       725    Lincolnshire, Illinois, Service Area
                #1 - Sedgebrook Ser 2004................    6.25    03/01/34        739,340
     1,000    Yorkville Illinois, Cannonball/Beecher
                Road Ser 2007...........................    5.75    03/01/28        931,500
       500    Village of Hampshire, Kane County Special
                Service Area #18 Crown Development Tamms
                Farm Ser 2007 A.........................    6.00    03/01/44        483,830
                                                                               ------------
                                                                                  8,822,952
                                                                               ------------
              Indiana (0.7%)
     1,000    Indiana Health Facility Financing
                Authority, Riverview Hospital Ser 2002..    6.125   08/01/31      1,045,330
                                                                               ------------

              Iowa (1.9%)
     1,000    Iowa Finance Authority, Bethany Life
                Communities Refg Ser 2006 A.............    5.55    11/01/41        926,890
       750    Iowa Financial Authority Health Care
                Facilities, Madrid Homes Ser 2007.......    5.90    11/15/37        725,445
       785    Jefferson County Iowa Hospital Ser 2007
                C.......................................    5.95    08/01/37        769,920
       525    Washington County Hospital Ser 2006.......    5.375   07/01/26        499,795
                                                                               ------------
                                                                                  2,922,050
                                                                               ------------

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
-------------------------------------------------------------------------------------------
              Maryland (2.2%)
  $  1,000    Maryland Economic Development Corporation,
                Chesapeake Bay Conference Center Ser
                2006 A..................................    5.00 %  12/01/31   $    892,880
       500    Maryland Health & Higher Educational
                Facilities Authority, Edenwald Ser 2006
                A.......................................    5.40    01/01/31        482,715
       750    Maryland Health & Higher Educational
                Facilities Authority, King Farm
                Presbyterian Community 2007 Ser A.......    5.30    01/01/37        664,560
       800    Maryland Health & Higher Educational
                Facilities Authority, Washington
                Christian Academy Ser 2006..............    5.50    07/01/38        771,872
       500    Maryland Industrial Development Financing
                Authority, Our Lady of Good Counsel High
                School Ser 2005 A.......................    6.00    05/01/35        507,285
                                                                               ------------
                                                                                  3,319,312
                                                                               ------------
              Massachusetts (2.7%)
     1,500    Massachusetts Development Finance Agency,
                Loomis Communities Ser 1999 A...........    5.75    07/01/23      1,521,945
     1,625    Massachusetts Development Finance Agency,
                New England Center for Children Ser
                1998....................................    5.875   11/01/18      1,634,214
     1,000    Massachusetts Health & Educational
                Facilities Authority, The Learning
                Center for Deaf Children Ser 1999 C.....    6.125   07/01/29      1,011,940
                                                                               ------------
                                                                                  4,168,099
                                                                               ------------
              Michigan (1.7%)
       600    Gaylord Hospital Financing Authority,
                Otsego Memorial Hospital Ser 2004.......    6.50    01/01/37        613,944
     2,000    Michigan Tobacco Settlement Finance
                Authority, Asset Backed Ser 2007........    6.00    06/01/48      1,948,140
                                                                               ------------
                                                                                  2,562,084
                                                                               ------------
              Minnesota (1.5%)
       750    North Oaks, Minnesota, Presbyterian Homes
                Ser 2007................................    6.125   10/01/39        751,568
     1,500    St Paul Housing & Redevelopment Authority,
                HealthEast Ser 2005.....................    6.00    11/15/35      1,524,585
                                                                               ------------
                                                                                  2,276,153
                                                                               ------------
              Missouri (6.5%)
       750    Branson Hills Community Improvement
                District Ser 2007 A.....................    5.50    04/01/27        699,645
       500    Branson, Missouri Regional Airport
                Transportation Development District Ser
                2007 B (AMT)............................    6.00    07/01/37        474,640
     2,000    Des Peres, Missouri, West County Center
                Ser 2002................................    5.75    04/15/20      2,014,820
     3,850    Fenton, Missouri, Gravois Bluffs
                Redevelopment Refg Ser 2001 A...........    7.00    10/01/11+     4,393,813

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
-------------------------------------------------------------------------------------------
  $  1,500    Kansas City Industrial Development Agency,
                Bishop Spencer 2004 Ser A...............    6.50 %  01/01/35   $  1,531,845
       750    St Louis County Industrial Development
                Authority, St Andrews Resources for
                Seniors Ser 2007 A......................    6.375   12/01/41        741,772
                                                                               ------------
                                                                                  9,856,535
                                                                               ------------
              Nevada (1.3%)
     1,050    Mesquite Nevada Special Improvement
                District #07-01 Anthem at Mesquite Ser
                2007....................................    6.00    08/01/23      1,045,149
     1,000    Nevada Department of Business & Industry,
                Las Vegas Monorail 2nd Tier Ser 2000....    7.375   01/01/40        940,410
                                                                               ------------
                                                                                  1,985,559
                                                                               ------------
              New Hampshire (5.0%)
     1,500    New Hampshire Higher Educational & Health
                Facilities Authority, Littleton Hospital
                Association Ser 1998 A..................    6.00    05/01/28      1,504,590
    12,670    New Hampshire Housing Finance Authority,
                Residential Ser 1983 B..................    0.00    01/01/15      6,096,297
                                                                               ------------
                                                                                  7,600,887
                                                                               ------------
              New Jersey (5.5%)
     1,000    New Jersey Economic Development Authority,
                Cedar Crest Village Inc Ser 2001 A......    7.25    11/15/11+     1,149,190
     1,000    New Jersey Economic Development Authority,
                Franciscan Oaks Ser 1997................    5.70    10/01/17      1,008,380
       730    New Jersey Economic Development Authority,
                Lions Gate Ser 2005 A...................    5.875   01/01/37        718,459
     1,000    New Jersey Economic Development Authority,
                The Presbyterian Home at Montgomery Ser
                2001 A..................................    6.375   11/01/31      1,015,920
       700    New Jersey Economic Development Authority,
                Seashore Gardens Living Center Ser
                2006....................................    5.375   11/01/36        650,181
     2,000    New Jersey Economic Development Authority,
                United Methodist Homes of New Jersey Ser
                1998....................................    5.125   07/01/25      1,827,580
     2,000    New Jersey Health Care Facilities
                Financing Authority, Raritan Bay Medical
                Center Ser 1994.........................    7.25    07/01/27      2,032,020
                                                                               ------------
                                                                                  8,401,730
                                                                               ------------
              New York (7.4%)
     3,000    Brookhaven Industrial Development Agency,
                Woodcrest Estates Ser 1998 A (AMT)......    6.375   12/01/37      3,041,970
       415    Mount Vernon Industrial Development
                Agency, Meadowview at the Wartburg Ser
                1999....................................    6.00    06/01/09        417,212
     2,000    New York City Industrial Development
                Agency, 7 World Trade Center LLC Ser
                2005 A..................................    6.50    03/01/35      2,078,160
     2,000    New York City Industrial Development
                Agency, American Airlines Inc Ser 2005
                (AMT)...................................    7.75    08/01/31      2,206,400

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
-------------------------------------------------------------------------------------------
  $  1,000    New York Liberty Development Corp,
                National Sports Museum, Ser 2006 A......    6.125%  02/15/19   $  1,006,030
     1,500    Suffolk County Industrial Development
                Agency, Medford Hamlet Ser 2006.........    6.375   01/01/39      1,465,215
     1,000    Westchester County Industrial Development
                Agency, Guiding Eyes for The Blind Inc
                Ser 2004................................    5.375   08/01/24      1,028,170
                                                                               ------------
                                                                                 11,243,157
                                                                               ------------
              North Carolina (1.0%)
     1,000    North Carolina Medical Care Commission,
                Presbyterian Homes Ser 2006.............    5.50    10/01/31        972,110
       500    North Carolina Medical Care Commission,
                Southminster Ser 2007 A.................    5.75    10/01/37        490,860
                                                                               ------------
                                                                                  1,462,970
                                                                               ------------
              North Dakota (1.2%)
     1,500    Grand Forks, North Dakota, 4000 Valley
                Square Ser 2006.........................    5.30    12/01/34      1,341,195
       500    Ward County, North Dakota, Trinity Ser
                2006....................................    5.125   07/01/29        491,010
                                                                               ------------
                                                                                  1,832,205
                                                                               ------------
              Ohio (3.1%)
     3,300    Buckeye Tobacco Settlement Financing
                Authority, Asset Backed Ser 2007A-2 @@..    5.875   06/01/30      3,215,674
       850    Cuyahoga County Ohio Health Care and
                Independent Living Facilities Ser 2007
                A.......................................    5.75    05/15/27        818,219
       650    Tuscarawas County Ohio Hospital Facilities
                Ser 2007................................    6.35    11/01/37        638,008
       125    Zanesville-Muskingum County Port
                Authority, Anchor Glass Container Corp
                Ser 1989 B (AMT)........................   10.25    12/01/08        125,339
                                                                               ------------
                                                                                  4,797,240
                                                                               ------------
              Pennsylvania (8.6%)
     4,000    Allegheny County Development Authority,
                West Penn Allegheny Health Ser 2007 A
                @@......................................    5.375   11/15/40      3,650,600
     1,500    Bucks County Industrial Development
                Authority, Ann's Choice Ser 2005 A......    6.125   01/01/25      1,530,765
     2,120    Carbon County Industrial Development
                Authority, Panther Creek Partners Refg
                2000 Ser (AMT)..........................    6.65    05/01/10      2,169,205
     1,000    Chester County Health & Educational
                Facilities Authority, Jenner's Pond Inc
                Ser 2002................................    7.625   07/01/12+     1,192,270
       500    Fulton County Industrial Development
                Authority, Fulton County Medical Center
                Ser 2006................................    5.875   07/01/31        489,665
     1,000    Harrisburg Authority, Harrisburg
                University of Science & Technology Ser
                2007 B..................................    6.00    09/01/36        999,210
     1,000    Montgomery County Industrial Development
                Authority, Whitemarsh Community Ser
                2005....................................    6.25    02/01/35      1,012,550

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
-------------------------------------------------------------------------------------------
  $  1,000    Pennsylvania Economic Development
                Financing Authority, Reliant Energy Inc
                Ser 2001 A (AMT)........................    6.75 %  12/01/36   $  1,063,980
     1,000    Washington County,Victory Centre/Tanger
                Outlet Redevelopment Authority Ser 2006
                A.......................................    5.45    07/01/35        967,410
                                                                               ------------
                                                                                 13,075,655
                                                                               ------------
              South Carolina (1.4%)
     1,000    Myrtle Beach, South Carolina, Air Force
                Base Redevelopment Ser 2006 A...........    5.30    11/01/35        889,120
       750    South Carolina Jobs-Economic Development
                Authority, Wesley Commons Ser 2006......    5.30    10/01/36        653,018
       625    South Carolina Jobs-Economic Development
                Authority, Woodlands at Furman Ser 2007
                A.......................................    6.00    11/15/37        608,881
                                                                               ------------
                                                                                  2,151,019
                                                                               ------------
              Tennessee (2.3%)
     2,000    Chattanooga Health, Educational & Housing
                Facilities Board, Student Housing Refg
                Ser 2005 A..............................    5.00    10/01/25      1,888,200
       500    Shelby County Health, Educational &
                Housing Facilities Board, Trezevant
                Manor Ser 2006 A........................    5.75    09/01/37        486,755
       750    Shelby County Health, Educational &
                Housing Facilities Board, Village at
                Germantown Ser 2003 A...................    7.25    12/01/34        747,705
       500    Shelby County Health, Educational &
                Housing Facilities Board, Village at
                Germantown Ser 2006.....................    6.25    12/01/34        439,730
                                                                               ------------
                                                                                  3,562,390
                                                                               ------------
              Texas (5.5%)
     2,000    Austin Convention Enterprises Inc,
                Convention Center Hotel Ser 2000 A......    6.70    01/01/11+     2,200,680
     2,000    Austin Convention Enterprises Inc,
                Convention Center Hotel Ser 2006 B......    5.75    01/01/34      1,908,060
     1,000    Brazos River Authority, Texas Utilities
                Electric Co Refg Ser 1999 A (AMT).......    7.70    04/01/33      1,042,180
     1,000    Decatur Hospital Authority, Wise Regional
                Health Ser 2004 A.......................    7.125   09/01/34      1,049,150
     1,250    HFDC Central Texas Inc, Legacy at Willow
                Bend, Ser 2006 A........................    5.75    11/01/36      1,176,312
     1,000    Lubbock Health Facilities Development
                Corporation, Carillon Senior Lifecare
                Ser 2005 A..............................    6.50    07/01/26      1,028,640
                                                                               ------------
                                                                                  8,405,022
                                                                               ------------
              Vermont (1.0%)
     1,500    Vermont Economic Development Authority,
                Wake Robin Corp Ser 1999 A..............    6.75    03/01/09+     1,587,390
                                                                               ------------

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                COUPON   MATURITY
  THOUSANDS                                                 RATE      DATE         VALUE
-------------------------------------------------------------------------------------------

              Virginia (2.3%)
  $  2,000    Peninsula Ports Authority of Virginia,
                Baptist Homes Ser 2006 C................    5.40 %  12/01/33   $  1,865,360
       700    Peninsula Town Center Community
                Development Authority Ser 2007..........    6.45    09/01/37        715,407
     1,000    Virginia Beach Development Authority,
                Westminster-Canterbury Refg Ser 2005 A..    5.25    11/01/26        974,220
                                                                               ------------
                                                                                  3,554,987
                                                                               ------------
              Washington (0.6%)
     1,000    Washington Housing Finance Commission,
                Skyline at First Hill Ser 2007 A........    5.625   01/01/38        952,670
                                                                               ------------
              Total Tax-Exempt Municipal Bonds (Cost $161,413,312)..........    159,468,531
                                                                               ------------


  NUMBER OF
SHARES (000)
------------
              Short-Term Investment (b) (0.2%)
              Investment Company
       336    Morgan Stanley Institutional Liquidity Tax-Exempt
                Portfolio - Institutional Class (Cost $336,093).............        336,093
                                                                               ------------

              Total Investments (Cost $161,749,405).........................    159,804,624
                                                                               ------------


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
  ---------
              Floating Rate Note and Dealer Trusts Obligations Related to
              Securities Held (-6.6%)
  $(10,040)   Notes with interest rates ranging from 3.64% to
                3.73% at November 30, 2007 and contractual
                maturities of collateral ranging from 12/01/24 to
                06/01/47+++ (Cost $(10,040,000)).................               (10,040,000)
                                                                               ------------

              Total Net Investments (Cost $151,709,405) (c) (d)..       98.1%   149,764,624

              Other Assets in Excess of Liabilities..............        1.9      2,876,394
                                                                       -----   ------------

              Net Assets.........................................      100.0%  $152,641,018
                                                                       =====   ============





                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued


----------


 AMT   Alternative Minimum Tax.
 COPs  Certificates of Participation.
RITES  Residual Interest Tax-Exempt Security.
  +    Prerefunded to call date shown.
  ++   Joint exemption.
 +++   Floating rate note and dealer trusts obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2007.
  @    Security is a "step-up" bond where the coupon increases on a predetermined future date.
  @@   Underlying security related to inverse floater entered into by the
       Fund. (See Note 1D).
  ##   Current coupon rate for inverse floating rate municipal obligation
       (See Note 8).  This rate resets periodically as the auction rate on the related security changes.  Positions in inverse floating rate municipal obligations have a total value of $762,530, which represents 0.5% of net assets.
  *    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $39,000.
 (a)   Resale is restricted to qualified institutional investors.
 (b)   See Note 3 to the financial statements regarding investments in
       Morgan Stanley Institutional Liquidity Tax-Exempt
       Portfolio - Institutional Class.
 (c)   Securities have been designated as collateral in the amount equal to
       $3,021,688 in connection with open futures contracts.
 (d)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,680,187 and the aggregate gross unrealized depreciation is $5,624,968, resulting in net unrealized depreciation of $1,944,781.


Bond Insurance:
---------------
AMBAC  AMBAC Assurance Corporation


FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2007


NUMBER OF                     DESCRIPTION, DELIVERY       UNDERLYING FACE     UNREALIZED
CONTRACTS    LONG/SHORT           MONTH AND YEAR          AMOUNT AT VALUE    APPRECIATION
-----------------------------------------------------------------------------------------
    26          Short      U.S. Treasury Bonds 20 Year      $(3,046,875)        $13,741
                                    March 2008                                  ======





                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2007 (unaudited)



Assets
Investments in securities, at value
  (cost $161,413,312)..........................................  $159,468,531
Investments in affiliate, at value
  (cost $336,093)..............................................       336,093
Receivable for:
  Interest....................................................      2,573,359
  Investments sold............................................        475,601
  Variation margin............................................         16,250
  Dividends from affiliate....................................          2,352
Prepaid expenses and other assets..............................         9,419
                                                                 ------------

  Total Assets................................................    162,881,605
                                                                 ------------
Liabilities
Floating rate note and dealer trusts obligations...............    10,040,000
Payable to bank................................................        21,937
Payable for:
  Investment advisory fee.....................................         73,689
  Administration fee..........................................         11,827
  Transfer agent fee..........................................          1,697
Accrued expenses and other payables............................        91,437
                                                                 ------------
  Total Liabilities...........................................     10,240,587
                                                                 ------------

  Net Assets..................................................   $152,641,018
                                                                 ============
Composition of Net Assets:
Paid-in-capital................................................  $173,966,937
Net unrealized depreciation....................................    (1,931,040)
Accumulated undistributed net investment income................       979,362
Accumulated net realized loss..................................   (20,374,241)
                                                                 ------------

  Net Assets..................................................   $152,641,018
                                                                 ============
Net Asset Value per Share
19,678,643 shares outstanding
(unlimited shares authorized of $.01 par value)................         $7.76
                                                                        =====





                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2007 (unaudited)

Net Investment Income:
Income
Interest.....................................  $ 5,220,937

Dividends from affiliate.....................       33,877
                                               -----------

Total Income.................................    5,254,814
                                               -----------
Expenses
Investment advisory fee......................      394,902
Interest and residual trust expenses.........      219,994
Administration fee...........................       63,184
Professional fees............................       24,502
Shareholder reports and notices..............       16,438
Listing fees.................................       11,010
Transfer agent fees and expenses.............        6,890
Custodian fees...............................        4,345
Trustees' fees and expenses..................        4,094
Other........................................       17,325
                                               -----------
  Total Expenses............................       762,684

Less: amounts waived/reimbursed..............         (956)

Less: expense offset.........................       (4,268)
                                               -----------
  Net Expenses..............................       757,460
                                               -----------
  Net Investment Income.....................     4,497,354
                                               -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss):
Investment...................................      378,680
Futures contracts............................     (621,720)
Swap contract................................      148,154
                                               -----------
  Net Realized Loss.........................       (94,886)
                                               -----------
Net Change in Unrealized
  Appreciation/Depreciation on:
Investment...................................   (9,576,459)
Futures contracts............................      (19,650)
Swap contract................................      (50,854)
                                               -----------
  Net Change in Unrealized
  Appreciation/Depreciation.................    (9,646,963)
                                               -----------
  Net Loss..................................    (9,741,849)
                                               -----------
Net Decrease.................................  $(5,244,495)
                                               ===========






                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                        FOR THE SIX      FOR THE YEAR
                                                        MONTHS ENDED         ENDED
                                                     NOVEMBER 30, 2007   MAY 31, 2007
                                                     -----------------   ------------
                                                        (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income..............................     $  4,497,354     $  9,524,302
Net realized loss..................................          (94,886)      (8,551,492)
Net change in unrealized
  appreciation/depreciation........................       (9,646,963)      14,749,972
                                                        ------------     ------------
  Net Increase (Decrease).........................        (5,244,495)      15,722,782
Dividends to shareholders from net investment
  income...........................................       (5,068,869)     (10,648,870)
Decrease from transactions in shares of beneficial
  interest.........................................          (47,420)          --
                                                        ------------     ------------
  Net Increase (Decrease).........................       (10,360,784)       5,073,912
Net Assets:
Beginning of period................................      163,001,802      157,927,890
                                                        ------------     ------------
End of period
(Including accumulated undistributed net investment
income of $979,362 and $1,550,877, respectively)...     $152,641,018     $163,001,802
                                                        ============     ============





                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily except where collection is not expected.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of November 30, 2007, this did not result in an impact to the Fund's financial statements.

D. Floating Rate Note and Dealer Trusts Obligations Related to Securities
Held -- The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate note and dealer trusts obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Fund's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At November 30, 2007, Fund investments with a value of $13,219,378 are held by the Dealer Trusts and serve as collateral for the $10,040,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at November 30, 2007 are presented in the Portfolio of Investments.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. For the six months ended November 30, 2007, advisory fees paid were reduced by $956 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $33,877 for the six months ended November 30, 2007. During the six months ended November 30, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class aggregated $22,975,684 and $22,639,591, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2007 aggregated $38,332,168 and $41,327,944, respectively. Included in the aforementioned transactions is a sale of $1,099,995 with another Morgan Stanley fund including a net realized loss of $208,542.

Effective September 28, 2007, the transfer agent services previously provided to the Fund by Morgan Stanley Trust was assumed by Computershare Trust Company, N.A. (the "Transfer Agent").

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended November 30, 2007 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,001. At November 30, 2007, the Fund had an accrued pension liability of $61,661 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                              CAPITAL
                                                                              PAID IN
                                                               PAR VALUE     EXCESS OF
                                                    SHARES     OF SHARES     PAR VALUE
                                                  ----------   ---------   ------------
Balance, May 31, 2005...........................  19,693,243    $196,932   $174,267,222
Treasury shares purchased and retired (weighted
  average discount 0.54%)*......................      (8,200)        (82)       (64,628)
Reclassification due to permanent book/tax
  differences...................................       --          --          (413,264)
                                                  ----------    --------   ------------
Balance, May 31, 2006 and May 31, 2007..........  19,685,043     196,850    173,789,330
Treasury shares purchased and retired (weighted
  average discount 4.34%)*......................      (6,400)        (64)       (19,179)
                                                  ----------    --------   ------------
Balance November 30, 2007.......................  19,678,643    $196,786   $173,770,151
                                                  ==========    ========   ============




----------
  * The Trustees have voted to retire the shares purchased.

5. Dividends
The Fund declared the following dividends from net investment income:

    DECLARATION         AMOUNT          RECORD              PAYABLE
       DATE           PER SHARE          DATE                 DATE
------------------    ---------    ----------------    -----------------
September 25, 2007     $0.03875    December 7, 2007    December 21, 2007
 December 31, 2007     $0.03875    January 11, 2008     January 25, 2008
 December 31, 2007     $0.03875    February 8, 2008    February 22, 2008
 December 31, 2007     $0.03875      March 7, 2008       March 20, 2008


6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2007, the Fund had a net capital loss carryforward of $10,670,588 of which $3,930,059 will expire on May 31, 2009, $1,864,080 will expire on May 31, 2011 and $4,876,449 will expire on May 31, 2013 to offset future capital gains to extend provided by regulations.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

As of May 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of discounts on debt securities and mark-to-market of open futures contracts.

7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued


subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

9. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                   FOR THE YEAR ENDED MAY 31,
                                                  MONTHS ENDED     ----------------------------------------------------
                                               NOVEMBER 30, 2007     2007       2006       2005       2004       2003
                                               -----------------   --------   --------   --------   --------   --------
                                                  (unaudited)

Selected Per Share Data:

Net asset value, beginning of the period.....          $8.28          $8.02      $8.00      $7.67      $7.91      $7.88
                                                       -----          -----      -----      -----      -----      -----

Income (loss) from investment operations:
  Net investment income*....................            0.23           0.48       0.54       0.53       0.52       0.54
  Net realized and unrealized gain (loss)...           (0.49)          0.32       0.01       0.29      (0.26)      0.04
                                                      ------          -----      -----      -----     -------     -----

Total income (loss) from investment
operations..................................           (0.26)          0.80       0.55       0.82       0.26       0.58
                                                      ------          -----      -----      -----      -----      -----

Less dividends from net investment income....          (0.26)         (0.54)     (0.53)     (0.50)     (0.50)     (0.55)
                                                      ------         ------     ------     ------     ------     ------

Anti-dilutive effect of acquiring treasury
shares*.....................................            0.00(5)        0.00       0.00       0.01       0.00       0.00
                                                       -----          -----      -----      -----      -----      -----

Net asset value, end of period...............          $7.76          $8.28      $8.02      $8.00      $7.67      $7.91
                                                       =====          =====      =====      =====      =====      =====

Market value, end of period..................          $7.66          $9.68      $8.76      $7.97      $7.09      $7.76
                                                       =====          =====      =====      =====      =====      =====

Total Return+................................         (18.46)%(1)     16.99%     17.04%     20.12%     (2.34)%     3.09%

Ratios to Average Net Assets:
Total expenses (before expense offset).......           0.96 %(2)(3)(4)0.80%(4)   0.71%      0.83%      0.94 %     0.93%(4)

Total expenses (before expense offset,
exclusive of interest and residual trust
expenses)...................................            0.68 %(2)(3)(4)0.72%(4)   0.71%      0.83%      0.94 %     0.93%(4)

Net investment income........................           5.69 %(2)      5.88%      6.78%      6.76%      6.63 %     6.85%

Supplemental Data:
Net assets, end of period, in thousands......       $152,641       $163,002   $157,928   $157,594   $156,265   $164,208

Portfolio turnover rate......................             23 %(1)        26%        19%        12%        10 %        8%



----------

 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%
(4)  Does not reflect the effect of expense offset of 0.01%.
(5) Includes anti-dilutive effect of acquiring treasury shares of less than $0.01.




                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED)

Portfolio Management
As of the date of this report, the Fund is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Wayne Godlin, a Managing Director of the Investment Adviser, Gerald J. Lian, an Executive Director of the Investment Adviser, and Robert Stryker, a Vice President of the Investment Adviser.

Mr. Godlin has been associated with the investment Adviser in a investment management capacity since July 2001 and began managing the Fund in October 2001. Mr. Lian has been associated with the Investment Adviser in an investment management capacity since December 1991 and began managing the Fund in May 2003. Mr. Stryker has been associated with the Adviser in an investment management capacity since February 1994 and began managing the Fund in September 2007.

Revised Investment Policy
To the extent permitted by applicable law and the Fund's investment objectives, policies, and restrictions, the Fund may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

The Board of Trustees Approved a Clarification in the Investment Policies Discussed Below
The Fund may invest in put and call options and futures on its portfolio securities. The Fund may use options and futures to protect against a decline in the Fund's securities or an increase in prices of securities that may be purchased or to adjust the Fund's yield curve exposure.

If the Fund invests in options and/or futures, its participation in these markets would subject the Fund's portfolio to certain risks. If the Investment Adviser's predictions of movements in the direction of the markets are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged. With respect to futures contracts, this correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations. There is also the possibility of an absence of a liquid secondary market for any particular instrument. Certain

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED) continued


options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments and therefore may be difficult to value. If the Fund uses an option or futures transaction as an alternative to purchasing or selling an underlying instrument in order to obtain desired exposure, the Fund will be exposed to the same risks as are incurred in purchasing and selling the underlying instrument directly.

Morgan Stanley Municipal Income Opportunities Trust
DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The dividend reinvestment plan (the "Plan") offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Fund. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

PLAN BENEFITS

- ADD TO YOUR ACCOUNT
You may increase your shares in the Fund easily and automatically with the Plan.

- LOW TRANSACTION COSTS
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

- CONVENIENCE
You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

- SAFEKEEPING
Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

HOW TO PARTICIPATE IN THE PLAN
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

If you choose to participate in the Plan, whenever the Fund declares a dividend or capital gains distributions, it will be invested in additional shares of your Fund that are purchased in the open market.

HOW TO ENROLL
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include the Fund name and

Morgan Stanley Municipal Income Opportunities Trust
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or distribution.

COSTS OF THE PLAN
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan's fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.

HOW TO WITHDRAW FROM THE PLAN
To withdraw from the Plan, please visit morganstanley.com or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Morgan Stanley Municipal Income Opportunities Trust
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1. If you opt to continue to hold your non-certificated shares, they will be held by Computershare Trust Company, N.A.

2. If you opt to sell your shares through Morgan Stanley, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

3. You may sell your shares through your financial advisor through the Direct Registration System ("DRS"). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 888-421-4015 OR VISIT MORGANSTANLEY.COM.

Morgan Stanley Municipal Income Opportunities Trust
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

FOR EXAMPLE:
- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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

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

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust


Semiannual Report
November 30, 2007

[MORGAN STANLEY LOGO]



01ASAN
IU08-00250P-Y11/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                              (d) Maximum Number
                                                                                (or Approximate
                                                        (c) Total Number of    Dollar Value) of
                                                         Shares (or Units)     Shares (or Units)
                                                         Purchased as Part      that May Yet Be
              (a) Total Number of   (b) Average Price       of Publicly         Purchased Under
               Shares (or Units)      Paid per Share     Announced Plans or      the Plans or
   Period          Purchased            (or Unit)             Programs             Programs
-----------   -------------------   -----------------   -------------------   ------------------
November 1
November 30          6,400                 7.40                 N/A                   N/A

                                                                N/A                   N/A

                                                                N/A                   N/A

                                                                N/A                   N/A

                                                                N/A                   N/A

                                                                N/A                   N/A

                     -----                 ----                 ---                   ---
Total                6,400                 7.40                 N/A                   N/A
                     =====                 ====                 ===                   ===

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008


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